DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus New Jersey Intermediate Municipal Bond Fund. For its semi-annual reporting period ended September 30, 1996, your portfolio produced a total return of 1.82%, which includes bond price changes and interest income.* Income dividends exempt from Federal and State of New Jersey personal income taxes of approximately $.301 per share were paid to shareholders.** This is equivalent to an annualized tax-free distribution rate per share of 4.43%.***
THE ECONOMY
    Low inflation in the face of ongoing strong growth in new jobs and low unemployment remained the big economic story over the reporting period. On September 24, the Federal Reserve Board's Open Market Committee ("the Fed") again decided against raising interest rates. Despite what appeared to be a sharp split within the Fed, the Central Bank kept the Fed Funds rate at 5.25%.
    The potential resurgence in inflation has been a primary concern of the Fed as the economic expansion continues. Yet inflation has remained subdued. The Consumer Price Index has risen just 2.9% over the past twelve months. Furthermore, indications of inflation at crude, intermediate and finished goods levels, as measured by the Producer Price Index, remained well-behaved. There appear to be few signs of inflation in the production pipeline.
    The past inverse relationship between unemployment and inflation has so far not prevailed during this economic expansion. Most recently, the unemployment rate fell to 5.1%, its lowest level in seven years. Job growth has continued to be robust. Yet despite signs of a tightening labor market, wage gains, considered by many economists to be a harbinger of future inflation, remained modest, as have virtually all measures of inflation.
    Buoyed by such good news, consumers remained confident. The Conference Board's Consumer Confidence Index has risen since the beginning of the year and was near a six-year high by the end of the reporting period. Yet, there were some signs that consumer spending was moderating from its strong pace in the first half of the year. Retail sales remained subdued all summer.
Consumer borrowing rose over the reporting period, continuing the three-year trend of steady increases in credit.
    Industrial production has risen consistently since February and businesses showed some signs of inventory accumulation by late summer. Corporate pricing power still seems to be in check. In a survey of member corporations released in mid-September, the National Federation of Independent Business reported that only 20% of its respondents planned to increase prices in coming months.
    Despite all these favorable developments, we are alert for signs of potential economic excess that could result in a resurgence in inflation.
THE MARKET
    During the period, we took a cautious approach to the bond market's volatility. We were wary of the market's strength and its dependence on continued low inflation. Also, uncertainty associated with the upcoming Presidential election fueled the opinions of the market soothsayers and added an additional ingredient of contention to an already tenuous market.
    Overall, we remained fully invested for the most part due to a lack of supply of bonds with good structural characteristics. We emphasized the sale of short call and short maturity bonds and tried to establish a more aggressive stance. We felt it was more important to take a longer-term view than pursue a market fraught with numerous pitfalls.
    Inflationary concerns plagued many investors. This posture was exacerbated by anticipated moves by the Fed. The market reflected these concerns by recoiling with every rumor relating to possible Fed action. When all was said and done, however, the Fed maintained the Fed Funds rate at 5.25%. With the temporary dissipation of that cloud of uncertainty (at least until the Fed's next meeting in November), the market responded with a more positive tone, but continued to operate within a moderate range.
THE PORTFOLIO
    The Dreyfus New Jersey Intermediate Municipal Bond Fund has maintained a relatively defensive posture for two reasons. The first relates to the vastly diminished level of new issues coming to the market. The second reflects the erratic performance of the long U.S. Treasury bond. Municipal bond prices are frequently influenced by the long U.S. Treasury bond market, which has operated within a range for the six-month period ended September 30, 1996 of between 7.19% and 6.69%.
    The Fund bought a number of discount bonds in both the primary and secondary markets when opportunities were present, with a focus on performance-based coupons. Overall, however, the Fund continues to be largely invested in defensive, higher yielding coupons which proved to be beneficial in this volatile market. As we move forward, the Fund would ideally like to invest a larger portion of its assets in discount bonds. In order to attain this goal, however, more supply needs to enter the New Jersey bond market. Should this happen, we would be in a better position to sell premium bonds, take profits, and improve the structural characteristics of the portfolio.
    Our primary goal is to protect principal, maintain liquidity, and distribute a high level of current tax exempt income to you, our shareholders. These factors continue to motivate our portfolio management decisions. The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and longer-term perspective.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,
                            [Richard J. Moynihan signature logo]
                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
October 18, 1996
New York, N.Y.

*      Total return includes reinvestment of dividends and any capital gains paid.
**Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
***    Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS                                                                   SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-100.0%                                                                 AMOUNT         VALUE
                                                                                                       -------        -------
NEW JERSEY-82.3%
Bayshore Regional Sewer Authority, Subordinated Sewer Revenue:
    5.10%, 5/1/2004 (Insured; MBIA).........................................                    $    1,110,000  $   1,122,121
    5.30%, 4/1/2008 (Insured; MBIA).........................................                         1,000,000      1,001,620
    5.40%, 4/1/2009 (Insured; MBIA).........................................                         1,000,000      1,001,440
Burlington County, Refunding 5.35%, 9/15/2003...............................                         1,000,000      1,029,490
Camden County, Refunding 5.40%, 6/1/2001 (Insured; MBIA)....................                         2,500,000      2,582,475
Camden County Improvement Authority, Revenue:
    County Guaranteed Lease:
      5.40%, 12/1/2002......................................................                           855,000        884,130
      5.85%, 10/1/2006 (Insured; MBIA)......................................                         1,000,000      1,058,110
    (Health Services Center) 4.80%, 12/1/2004 (Insured; AMBAC)..............                         1,555,000      1,541,129
Camden County Municipal Utilities Authority, County Agreement Sewer Revenue,
    Refunding:
      5.50%, 7/15/2005 (Insured; FGIC)......................................                         1,000,000      1,034,780
      5%, 7/15/2009 (Insured; FGIC).........................................                         2,000,000      1,922,160
Cherry Hill Township:
    General and Water Assessment 5.30%, 9/1/2002............................                         1,220,000      1,257,710
    Sewer and Sewer Assessment 5.30%, 9/1/2002..............................                           150,000        154,637
Delaware River and Bay Authority, Revenue 5.10%, 1/1/2009 (Insured; FGIC)...                           815,000        794,291
Dover Township:
    5.80%, 10/15/2001 (Insured; AMBAC)......................................                         1,740,000      1,834,969
    5.90%, 10/15/2002 (Insured; AMBAC)......................................                         1,640,000      1,744,648
Township of East Brunswick, Refunding 4.75%, 4/1/2004.......................                         1,310,000      1,303,869
East Windsor Municipal Utility Authority, Revenue, Refunding
    4.80%, 12/1/2004 (Insured; AMBAC).......................................                         1,260,000      1,246,430
Essex County Improvement Authority, Revenue:
    (Irvington County School District) 6.10%, 10/1/2001 (Insured; FSA)......                         1,415,000      1,510,513
    Lease, Refunding (County Jail and Youth House Project)
      5%, 12/1/2009 (Insured; AMBAC)........................................                         1,575,000      1,512,473
Galloway Township School District, Refunding 4.60%, 12/15/2007 (Insured; AMBAC)                      1,005,000        947,745
Gloucester Township, Refunding 5.20%, 7/15/2004 (Insured; AMBAC)............                           795,000        811,520
Hamilton Township:
    General Improvement:
      5.20%, 9/1/2001 (Insured; FGIC).......................................                           600,000        616,332
      5.20%, 9/1/2002 (Insured; FGIC).......................................                           600,000        616,104
    Sewer Utility:
      5.20%, 9/1/2001 (Insured; FGIC).......................................                           450,000        462,249
      5.20%, 9/1/2002 (Insured; FGIC).......................................                           450,000        462,078

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                       SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                           AMOUNT          VALUE
                                                                                                       -------        -------
NEW JERSEY (CONTINUED)
Highland Park, Water and Sewer Utility:
    6%, 10/15/2003..........................................................                   $       360,000      $ 384,048
    6%, 10/15/2004..........................................................                           470,000        499,173
Hillside Township 6.60%, 2/15/2007 (Insured; MBIA)..........................                         1,000,000      1,099,570
City of Hoboken Parking Authority, Parking General Revenue, Refunding:
    6.10%, 3/1/2002.........................................................                           375,000        391,823
    6.20%, 3/1/2003.........................................................                           395,000        415,425
Hudson County:
    4.70%, 8/1/2002.........................................................                           500,000        492,305
    4.75%, 8/1/2003.........................................................                           500,000        489,410
Hudson County Improvement Authority, Solid Waste System Revenue
    6.75%, 1/1/2003.........................................................                         3,000,000      3,005,490
Hunterdon County, General Improvement:
    4.25%, 12/15/2006.......................................................                         1,600,000      1,462,240
    4.25%, 12/15/2007.......................................................                         1,600,000      1,437,312
Jersey City, Water Refunding:
    5.20%, 10/1/2008 (Insured; AMBAC).......................................                         1,565,000      1,539,913
    5.30%, 10/1/2009 (Insured; AMBAC).......................................                         1,295,000      1,273,399
Lacy Municipal Utilities Authority, Water Revenue:
    5.10%, 12/1/2003 (Insured; MBIA)........................................                         1,060,000      1,080,638
    5.20%, 12/1/2004 (Insured; MBIA)........................................                         1,215,000      1,241,268
Long Branch Sewerage Authority, Revenue, Refunding:
    5%, 6/1/2003 (Insured; FGIC)............................................                           610,000        617,723
    5.10%, 6/1/2004 (Insured; FGIC).........................................                           690,000        699,791
Manalapan-Englishtown Regional School District Board of Education (School
Bonds)
    5%, 5/1/2004............................................................                         1,950,000      1,972,620
Mercer County Improvement Authority, Revenue:
    Refunding (Special Services School District) 5.30%, 12/15/2002..........                           845,000        873,113
    Township Guaranteed Refunding (Hamilton Board of Education Lease Project)
      5.70%, 6/1/2002 (Insured; MBIA).......................................                           470,000        492,527
Middlesex County Utilities Authority, Sewer Revenue, Refunding
    5%, 9/15/2008 (Insured; FGIC)...........................................                         1,000,000        969,780
Township of Middletown, Refunding 4.90%, 8/1/2004...........................                         1,810,000      1,808,371
City of Newark Board of Education 5.875%, 12/15/2006 (Insured; MBIA)........                         1,755,000      1,859,177
State of New Jersey:
    5.80%, 8/1/2001.........................................................                         2,000,000      2,110,400
    5.90%, 8/1/2002.........................................................                         2,000,000      2,130,040

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                       SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT         VALUE
                                                                                                       -------       -------
NEW JERSEY (CONTINUED)
New Jersey Economic Development Authority:
    District Heating and Cooling Revenue (Trenton-Trigen Project)
      6.10%, 12/1/2004......................................................                    $    3,375,000  $   3,494,610
    Economic Growth Revenue:
      4.80%, 10/1/2003 (LOC; National Westminster Bank) (a).................                           820,000        814,801
      5%, 10/1/2005 (LOC; National Westminster Bank) (a)....................                         1,255,000      1,250,507
    Market Transition Facility Revenue 7%, 7/1/2004 (Insured; MBIA).........                         2,275,000      2,574,367
    Waste Paper Recycling (MPMI Inc. Project) 5.75%, 2/1/2004...............                         2,500,000      2,520,900
New Jersey Educational Facilities Authority, Revenue:
    Higher Educational Facilities (Saint Peter's College Issue) 6%, 7/1/1998                           280,000        287,504
    Higher Educational Facilities Trust Fund:
      5.125%, 9/1/2006 (Insured; AMBAC).....................................                         2,775,000      2,785,600
      5.125%, 9/1/2009 (Insured; AMBAC).....................................                         2,000,000      1,952,120
    (Institute of Advanced Study) 6.15%, 7/1/2004...........................                           560,000        595,840
    Refunding (Ramapo College) 5.15%, 7/1/2004 (Insured; MBIA)..............                         1,010,000      1,027,675
    (Rowan College) 5.15%, 7/1/2004 (Insured; MBIA).........................                           825,000        839,438
New Jersey Health Care Facilities Financing Authority, Revenue:
    (Allegany Health System - Our Lady of Lourdes Medical Center Issue)
      4.80%, 7/1/2005 (Insured; MBIA).......................................                         1,580,000      1,550,786
    (Deborah Heart and Lung Center Issue):
      5.60%, 7/1/2003.......................................................                         1,710,000      1,730,229
      5.80%, 7/1/2004.......................................................                           745,000        757,144
      5.90%, 7/1/2005.......................................................                           790,000        806,859
    (Mountainside Hospital) 5.10%, 7/1/2003 (Insured; MBIA).................                         1,630,000      1,657,335
    Refunding:
      (Atlantic City Medical Center Issue):
          6.25%, 7/1/2000...................................................                           430,000        450,842
          6.30%, 7/1/2001...................................................                         3,365,000      3,549,166
      (Burdette Tomlin Memorial Hospital Issue) 6%, 7/1/2003 (Insured; FGIC)                         1,665,000      1,774,341
      (Chilton Memorial Hospital) 4.80%, 7/1/2004...........................                         2,120,000      2,065,495
      (Raritan Bay Medical Center Issue) 6.625%, 7/1/2005...................                         2,800,000      2,762,256
      (Robert Wood Johnson University Center) 5%, 7/1/2008 (Insured; MBIA)..                         1,500,000      1,448,790
      (Saint Joseph's Hospital and Medical Center) 5.15%, 7/1/2006                                   2,555,000      2,515,960
          (Insured; Connie Lee)
      (West Jersey Health System) 5.45%, 7/1/2002 (Insured; MBIA)...........                         2,160,000      2,240,114
New Jersey Higher Education Assistance Authority, Student Loan Revenue:
    6.80%, 7/1/2000.........................................................                           785,000        830,797
    (NJClass Loan Program) 5.60%, 1/1/2001..................................                         1,040,000      1,070,368
New Jersey Highway Authority, Senior Parkway Revenue, Refunding
    (Garden State Parkway):
      5.70%, 1/1/2002.......................................................                           500,000        522,165
      5.90%, 1/1/2004.......................................................                           500,000        530,200
DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                        SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT          VALUE
                                                                                                       -------        -------
NEW JERSEY (CONTINUED)
New Jersey Housing and Mortgage Finance Agency, Housing Revenue, Refunding:
    6.20%, 11/1/2004........................................................                    $    4,000,000  $   4,169,960
    6.60%, 11/1/2004........................................................                         3,660,000      3,899,767
New Jersey Sports and Exposition Authority, Convention Center Luxury Tax
Revenue
    5.75%, 7/1/2002 (Insured; MBIA).........................................                         2,000,000      2,107,200
New Jersey Transportation Trust Fund Authority, Transportation System:
    6.25%, 12/15/2003.......................................................                         5,315,000      5,774,429
    5.125%, 6/15/2007 (Insured; AMBAC)......................................                         2,500,000      2,485,575
    4.875%, 12/15/2008 (Insured; MBIA)......................................                         3,000,000      2,871,930
New Jersey Turnpike Authority, Turnpike Revenue:
    5.70%, 1/1/2001 (Insured; AMBAC)........................................                         1,000,000      1,041,780
    5.80%, 1/1/2002 (Insured; AMBAC)........................................                         2,230,000      2,337,018
New Jersey Wastewater Treatment Trust:
    5.90%, 5/01/2003 (Insured; MBIA)........................................                         1,400,000      1,484,476
    Loan Revenue 6.30%, 7/1/2005............................................                         3,595,000      3,847,836
North Brunswick Township 6.30%, 5/15/2006...................................                         1,860,000      1,997,268
North Jersey District Water Supply Commission, Revenue, Refunding
    (Wanaque South Project) 5.40%, 7/1/2002 (Insured; MBIA).................                         2,795,000      2,895,955
Ocean County, General Improvement:
    5.25%, 9/1/2001.........................................................                         1,600,000      1,652,016
    7.50%, 10/15/2001.......................................................                           550,000        620,505
    5.30%, 9/1/2003.........................................................                         2,115,000      2,188,496
    5.125%, 7/1/2004........................................................                         1,000,000      1,015,260
    5.65%, 7/1/2005.........................................................                         1,600,000      1,674,592
Parsippany - Troy Hills Township, Refunding 6%, 4/1/2004....................                         1,630,000      1,745,127
City of Perth Amboy Board of Education, COP, Lease Purchase Agreement
    (FWB Leasecorp,Inc.) 5.60%, 12/15/2002 (Insured; FSA)...................                         1,265,000      1,327,327
Pinelands Regional Board of Education, Refunding COP, Lease Purchase
Agreement
    (A & R Hunt Enterprises, Inc.) 5.70%, 2/15/2003 (Insured; FSA)..........                           350,000        367,591
Port Authority of New York and New Jersey:
    (Consolidated Board 91st Series) 4.70%, 11/15/2004......................                         2,000,000      1,968,220
    (Consolidated Board 101st Series) 5.25%, 9/15/2006 (Insured; MBIA)......                         1,000,000      1,003,820
Township of Roxbury, Water and Sewer Assessment
    5.05%, 8/1/2004 (Insured; AMBAC)........................................                         1,175,000      1,188,183
Rutgers State University, University Revenue, Refunding
    (State University of New Jersey) 6.30%, 5/1/2005........................                         2,900,000      3,127,853
South Jersey Port Corp., Marine Terminal Revenue:
    4.85%, 1/1/2001.........................................................                           790,000        786,943

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                          SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT         VALUE
                                                                                                       -------        -------
NEW JERSEY (CONTINUED)
South Jersey Port Corp., Marine Terminal Revenue (continued):
    5.05%, 1/1/2003.........................................................                   $       835,000     $  827,443
    5.30%, 1/1/2005.........................................................                           930,000        929,303
    5.40%, 1/1/2006.........................................................                         1,010,000      1,009,182
South Jersey Transportation Authority, Transportation System Revenue
    5.50%, 11/1/2002 (Insured; MBIA)........................................                         2,000,000      2,086,440
South River School District 5%, 12/1/2008 (Insured; FGIC)...................                         1,100,000      1,077,835
Southern Regional High School District 5.50%, 9/1/2011 (Insured; MBIA)......                         1,600,000      1,602,944
Sussex County Municipal Utilities Authority, Wastewater Facilities Revenue,
Refunding
    5%, 12/1/2003 (Insured; MBIA)...........................................                         1,755,000      1,778,622
Trenton 5.25%, 8/1/2002 (Insured; FGIC).....................................                         1,000,000      1,029,010
Warren County Pollution Control Financing Authority, Landfill Revenue,
Refunding
    5.60%, 12/1/2002........................................................                         1,765,000      1,706,137
Washington Township Board of Education 5.10%, 2/1/2007 (Insured; MBIA)......                         3,100,000      3,076,440
West Deptford Township, Refunding 5.20%, 3/1/2011 (Insured; AMBAC)..........                         2,000,000      1,944,000
West Morris Regional High School District Board of Education, School
    5.875%, 1/15/2004.......................................................                           250,000        266,587
West Windsor Township, General Improvement:
    5.70%, 10/15/2002.......................................................                           600,000        625,572
    5.90%, 10/15/2003.......................................................                           600,000        627,822
West Windsor-Plainsboro Regional Board of Education, Refunding COP,
    Lease Purchase Agreement (Lamington Funding Corp.)
    5.50%, 3/15/2003 (Insured; MBIA)........................................                         1,115,000      1,154,438
Western Monmouth Utilities Authority, Revenue, Refunding
    5.15%, 2/1/2008 (Insured; AMBAC)........................................                         1,000,000        988,100
Woodbridge Township:
    5.65%, 8/15/2002........................................................                         1,320,000      1,381,921
    6.20%, 8/15/2007........................................................                         2,000,000      2,116,500
U.S. RELATED -17.7%
Guam Airport Authority, General Revenue 6%, 10/1/2000.......................                         1,200,000      1,233,420
Guam Government 5.75%, 8/15/1999............................................                         6,250,000      6,377,000
Commonwealth of Puerto Rico, Improvement, Refunding:
    5.20%, 7/1/2003.........................................................                         2,195,000      2,196,054
    5.20%, 7/1/2003 (Insured; MBIA).........................................                         5,000,000      5,147,200
    5.30%, 7/1/2004 (Insured; MBIA).........................................                         8,000,000      8,263,600
Puerto Rico Electric Power Authority, Electric Revenue, Refunding
    5.50%, 7/1/2002 (Insured; FSA)..........................................                         4,560,000      4,768,529

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            SEPTEMBER 30, 1996 (UNAUDITED)
                                                                                                      PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT         VALUE
                                                                                                       -------        -------
U.S. RELATED (CONTINUED)
Puerto Rico Highway and Transportation Authority, Highway Revenue, Refunding
    5.10%, 7/1/2003 (Insured; MBIA).........................................                    $    3,000,000  $   3,071,130
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control
    Facilities Financing Authority, Higher Education Revenue
    (Polytechnic University of Puerto Rico) 5.40%, 8/1/2003.................                         1,010,000        991,840
Puerto Rico Municipal Finance Agency 5.60%, 7/1/2002........................                         2,100,000      2,162,139
Virgin Islands, Subordinated Special Tax
    (Insurance Claims Fund Program/ GO Matching Fund) 5.65%, 10/1/2003......                         3,275,000      3,362,508
Virgin Islands Public Finance Authority, Revenue, Refunding
    (Matching Fund Loan Notes) 7%, 10/1/2002................................                           250,000        268,687
Virgin Islands Water and Power Authority, Water System Revenue 7.20%, 1/1/2002                         400,000        416,376
                                                                                                                      -------
TOTAL INVESTMENTS-100.0%
    (cost $213,511,133).....................................................                                     $217,270,694
                                                                                                                      =======




SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      GO      General Obligation
COP           Certificate of Participation                       LOC     Letter of Credit
FGIC          Financial Guaranty Insurance Company               MBIA    Municipal Bond Investors Assurance
FSA           Financial Security Assurance                                    Insurance Corporation



SUMMARY OF COMBINED RATINGS
FITCH (B)              OR          MOODY'S             OR         STANDARD & POOR'S          PERCENTAGE OF VALUE
-----                              -----                          ----------                    ------------
AAA                                Aaa                            AAA                               51.0%
AA                                 Aa                             AA                                20.1
A                                  A                              A                                 14.8
BBB                                Baa                            BBB                                9.0
BB                                 Ba                             BB                                  .8
Not Rated (c)                      Not Rated (c)                  Not Rated (c)                      4.3
                                                                                                   ----
                                                                                                   100.0%
                                                                                                   ====

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Secured by letter of credit.
    (b) Fitch currently provides creditworthiness information for a limited number of investments.
    (c) Securities which, while not rated by Fitch, Moody's or Standard and Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

See independent accountants' review report and notes to financial statements.



DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                              SEPTEMBER 30, 1996 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $213,511,133)-see statement.....................................                                         $217,270,694
    Cash....................................................................                                            5,007,793
    Interest receivable.....................................................                                            3,211,611
    Receivable for shares of Beneficial Interest subscribed.................                                                  150
    Prepaid expenses........................................................                                                4,824
                                                                                                                          -------
                                                                                                                      225,495,072
LIABILITIES:
    Due to The Dreyfus Corporation and affiliates...........................                         $111,852
    Payable for shares of Beneficial Interest redeemed......................                              600
    Accrued expenses........................................................                           79,357             191,809
                                                                                                        -----             -------

NET ASSETS  ................................................................                                         $225,303,263
                                                                                                                          =======
REPRESENTED BY:
    Paid-in capital.........................................................                                         $227,139,028
    Accumulated net realized (loss) on investments..........................                                           (5,595,326)
    Accumulated net unrealized appreciation on investments-Note 3...........                                            3,759,561
                                                                                                                          -------
NET ASSETS at value applicable to 16,838,172 shares outstanding
    (unlimited number of $.001 par value shares of Beneficial Interest
    authorized).............................................................                                         $225,303,263
                                                                                                                          =======
NET ASSET VALUE, offering and redemption price per share
    ($225,303,263 / 16,838,172 shares)......................................                                               $13.38
                                                                                                                          =======









See independent accountants' review report and notes to financial statements.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS                                                          SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $ 5,874,325
    EXPENSES:
      Management fee-Note 2(a)..............................................                   $    674,237
      Shareholder servicing costs-Note 2(b).................................                        151,803
      Professional fees.....................................................                         19,022
      Trustees' fees and expenses-Note 2(c).................................                         12,881
      Custodian fees........................................................                         11,602
      Prospectus and shareholders' reports..................................                          5,682
      Miscellaneous.........................................................                         11,784
                                                                                                     ------
            TOTAL EXPENSES..................................................                        887,011
      Less-reduction in management fee due to
          undertaking-Note 2(a).............................................                         10,159
                                                                                                     ------
            NET EXPENSES....................................................                                             876,852
                                                                                                                          ------
            INVESTMENT INCOME-NET...........................................                                           4,997,473
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS-Note 3:
    Net realized gain on investments........................................                   $    366,817
    Net unrealized (depreciation) on investments............................                     (1,441,956)
                                                                                                     ------
            NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS...............                                           (1,075,139)
                                                                                                                          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $ 3,922,334
                                                                                                                          ======











See independent accountants' review report and notes to financial statements.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                              YEAR ENDED    SIX MONTHS ENDED
                                                                                               MARCH 31,   SEPTEMBER 30, 1996
                                                                                                 1996           (UNAUDITED)
                                                                                                    -------     -----------
OPERATIONS:
    Investment income-net..............................................                      $  10,191,123   $    4,997,473
    Net realized gain on investments...................................                            105,560          366,817
    Net unrealized appreciation (depreciation) on investments for the period                     5,330,288       (1,441,956)
                                                                                                    -------         -------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                         15,626,971        3,922,334
                                                                                                    -------         -------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net..............................................                        (10,135,889)      (5,052,707)
                                                                                                    -------         -------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold......................................                         48,864,663       21,953,983
    Dividends reinvested...............................................                          8,637,889        4,290,303
    Cost of shares redeemed............................................                        (55,158,432)     (28,844,568)
                                                                                                    -------         -------
      INCREASE (DECREASE) IN NET ASSETS
          FROM BENEFICIAL INTEREST TRANSACTIONS........................                          2,344,120       (2,600,282)
                                                                                                    -------         -------
          TOTAL INCREASE (DECREASE) IN NET ASSETS......................                          7,835,202       (3,730,655)
NET ASSETS:
    Beginning of period................................................                         221,198,716     229,033,918
                                                                                                    -------         -------
    End of period (including undistributed investment income-net;
      $55,234 on March 31, 1996).......................................                        $229,033,918    $225,303,263
                                                                                                    =======         =======
                                                                                                    SHARES           SHARES
                                                                                                    -------         -------
CAPITAL SHARE TRANSACTIONS:
    Shares sold........................................................                          3,617,778        1,647,113
    Shares issued for dividends reinvested.............................                            639,685          321,463
    Shares redeemed....................................................                         (4,088,326)      (2,165,552)
                                                                                                    -------         -------
      NET INCREASE (DECREASE) IN SHARES OUTSTANDING....................                            169,137         (196,976)
                                                                                                    =======         =======


See independent accountants' review report and notes to financial statements.



DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.





                                                                                                            SIX MONTHS ENDED
                                                                              YEAR ENDED MARCH 31,          SEPTEMBER 30, 1996
                                                            ----------------------------------------
PER SHARE DATA:                                                1993(1)       1994       1995       1996       (UNAUDITED)
                                                               ----          ----       ----       ----          ------
    Net asset value, beginning of period.........            $12.50        $13.28     $13.08     $13.12         $13.44
                                                                ---           ---        ---        ---            ---
    INVESTMENT OPERATIONS:
    Investment income-net........................               .60           .68        .65        .60            .30
    Net realized and unrealized gain (loss) on investments      .78          (.20)       .04        .32           (.06)
                                                                ---           ---        ---        ---            ---
      TOTAL FROM INVESTMENT OPERATIONS...........              1.38           .48        .69        .92            .24
                                                                ---           ---        ---        ---            ---
    DISTRIBUTIONS;
    Dividends from investment income-net.........              (.60)         (.68)      (.65)      (.60)          (.30)
                                                                ---           ---        ---        ---            ---
    Net asset value, end of period...............            $13.28        $13.08     $13.12     $13.44         $13.38
                                                                ===           ===        ===        ===            ===
TOTAL INVESTMENT RETURN..........................             13.48%(2)      3.52%      5.45%      7.09%          3.63%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets......                 -           .06%       .45%       .72%           .78%(2)
    Ratio of net investment income to
      average net assets.........................              5.27%(2)      4.97%      5.02%      4.47%          4.45%(2)
    Decrease reflected in above expense ratios due
      to undertakings by the Manager.............              1.10%(2)       .83%       .45%       .06%           .01%(2)
    Portfolio Turnover Rate......................             32.99%(3)      5.99%     35.01%     13.69%          6.29%(3)
    Net Assets, end of period (000's Omitted)....          $129,197      $238,292   $221,199   $229,034       $225,303
    (1)  From May 27, 1992 (commencement of operations) to March 31, 1993.
    (2)  Annualized.
    (3)  Not annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus New Jersey Intermediate Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable
DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $5,807,300 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1996. The carryover does not include net realized securities losses from November 1, 1995 through March 31, 1996 which are treated, for Federal income tax purposes, as arising in fiscal 1997. If not applied, $5,400 of the carryover expires in fiscal 2002, $3,341,300 expires in fiscal 2003 and $2,460,600 expires in fiscal 2004.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess to the extent required by state law. However, the Manager has undertaken from April 1, 1996 through March 31, 1997 to reduce the management fee paid by or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of
 .80 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $10,159 during the six months ended September 30, 1996.
    The undertaking may be extended, modified or terminated by the Manager, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended September 30, 1996, the Fund was charged an aggregate of $66,370 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $60,047 during the six months ended September 30, 1996.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended September 30, 1996, amounted to $13,755,638 and $22,627,803, respectively.
    At September 30, 1996, accumulated net unrealized appreciation on investments was $3,759,561, consisting of $4,730,872 gross unrealized appreciation and $971,311 gross unrealized depreciation.
    At September 30, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus New Jersey Intermediate Municipal Bond Fund, including the statement of investments, as of September 30, 1996, and the related statements of operations and changes in net assets and financial highlights for the six month period ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended March 31, 1996 and financial highlights for each of the four years in the period ended March 31, 1996 and in our report dated May 3, 1996, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

(Ernst & Young LLP, Signature)

New York, New York
November 1, 1996


[Dreyfus lion "d" logo]
New Jersey
Intermediate
Municipal
Bond Fund
Semi-Annual
Report
September 30, 1996
DREYFUS NEW JERSEY INTERMEDIATE
MUNICIPAL BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            751SA969
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